UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments • September 30, 2008 (unaudited)

PRINCIPAL		ANNUALIZED YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE

	Commercial Paper (29.8%)
	Asset Backed - Consumer (0.7%)
$25,000	Ranger Funding Co LLC	3.99%	12/10/08	$24,807,986

	Banking (8.4%)
100,000	Bank of America Corp.	2.71-2.90	10/22/08-12/11/08	99,751,514
201,000	Citigroup Funding Inc.	2.79-3.02	11/20/08-12/05/08	200,069,996
				299,821,510
	Finance - Conglomerates (2.2%)
80,000	General Electric Capital Corp.	2.50-3.40	10/17/08-12/08/08	79,755,689

	International Banks (18.5%)
75,000	Allied Irish Banks N.A.	2.90	11/14/08	74,738,750
25,000	BNP Paribas Finance Inc.	2.90	12/23/08	24,834,403
100,000	Dexia Delaware LLC	2.81-2.82	10/10/08-10/14/08	99,914,569
25,000	Intesa Funding LLC	2.92	12/08/08	24,863,528
50,000	Natexis Banques Populaires U.S. Finance Co. LLC	2.94	11/03/08	49,867,083
60,000	Rabobank USA Financial Corp.	0.25	10/01/08	60,000,000
61,000	Royal Bank of Scotland	3.04-3.07	10/28/08-12/29/08	60,732,908
45,000	Societe Generale N.A., Inc.	2.88-2.90	11/14/08-12/29/08	44,753,756
54,000	Swedbank AB	3.01-3.05	10/31/08-11/14/08	53,842,092
170,000	UBS Finance (Delaware) LLC	1.00-2.87	10/01/08-12/05/08	169,555,361
				663,102,451

	Total Commercial Paper (Cost $1,067,487,636)			1,067,487,636

	Certificates of Deposit (38.7%)
	Domestic Banks (6.2%)
60,000	Branch Banking & Trust Co.	2.76	11/25/08	60,000,000
50,000	Chase Bank USA	2.67	10/29/08	50,000,000
20,000	HSBC Bank USA	2.66	10/09/08	20,000,000
75,000	Wachovia Bank, NA	2.80	10/16/08	75,000,000
15,000	Wells Fargo Bank NA	2.70	11/25/08	15,000,000
				220,000,000

	International Banks (32.5%)
75,000	Allied Irish Banks plc	2.91	12/30/08	75,001,858
54,500	Banco Bil Viz Arg	2.90	12/12/08	54,517,385
50,000	Banco Santander SA	3.01	12/18/08	49,999,919
50,000	Bank of Scotland HBOS	3.04	11/12/08	50,000,288
111,000	Barclays Bank plc	2.95-3.05	11/21/08-11/24/08	111,000,000
206,000	Calyon	2.72-3.17	10/10/08-03/13/09	206,000,000
25,000	Credit Industrial	3.00	12/12/08	25,000,000
30,020	Dexia Credit Local	2.84	11/13/08	30,020,000
50,000	Fortis Bank	3.02	11/24/08	50,000,000
45,000	Intesa Bank of Ireland	2.92	11/24/08	45,000,000
132,000	Intesa Sanpaolo SPA	2.92	10/08/08-12/09/08	132,000,000
90,000	NATIXIS	2.97-2.98	11/14/08-11/18/08	90,000,000
94,500	Royal Bank of Scotland plc	2.88-3.18	11/03/08-12/08/08	94,498,595
78,000	Skandinaviska Enskilda	2.75-2.88	10/31/08-12/29/08	78,001,053
75,000	Societe Generale	2.89-2.90	10/10/08-10/31/08	75,000,000
				1,166,039,099

	Total Certificates of Deposit (Cost $1,386,039,099)			1,386,039,099

	Floating Rate Notes (9.1%)
	Domestic Banks (1.4%)
48,500	Wachovia Bank N.A.	2.91(b)	10/01/08(c)	48,500,000

	Finance-Automotive (0.7%)
25,000	Toyota Motor Credit Corp.	2.07(b)	10/01/08(c)	24,967,360

	International Banks (7.0%)
35,000	Bank of Nova Scotia	3.17(b)	08/06/08(c)	35,000,000
90,000	Barclays Bank plc	2.93-3.00(b)	07/20/08-06/09/09(c)	90,000,000
48,500	Deutsche Bank AG	3.01(b)	09/22/08(c)	48,500,000
30,000	KBC Bank	2.82(b)	07/16/08(c)	30,000,000
48,000	Royal Bank of Scotland plc	2.82(b)	07/16/08(c)	48,000,861
				251,500,861

	Total Floating Rate Notes (Cost $324,968,221)			324,968,221

	Repurchase Agreements (17.9%)
300,000	Barclays Corp., dated 09/30/08; proceeds $123,933,262; fully collateralized by Federal National Mortgage Assoc., 5.80%-6.50%, due 01/01/37-10/01/37, value at $127,642,751. Cost ($123,925,000)	2.40	10/01/08	300,000,000
92,000	BNP Paribas Securities, dated 09/30/08; proceeds $123,933,262; fully collateralized by Federal National Mortgage Assoc., 5.80%-6.50%, due 01/01/37-10/01/37, value at $127,642,751. Cost ($123,925,000)	2.40	10/01/08	92,000,000
150,000	Deutsche Bank Securities, dated 09/30/08; proceeds $123,933,262; fully collateralized by Federal National Mortgage Assoc., 5.80%-6.50%, due 01/01/37-10/01/37, value at $127,642,751. Cost ($123,925,000)	2.40	10/01/08	150,000,000
100,000	Goldman Sachs & Co., dated 09/30/08; proceeds $123,933,262; fully collateralized by Federal National Mortgage Assoc., 5.80%-6.50%, due 01/01/37-10/01/37, value at $127,642,751. Cost ($123,925,000)	2.40	10/01/08	100,000,000

	Total Repurchase Agreements (Cost $642,000,000)			642,000,000

	U.S Government Agencies (1.9%)
	Debenture Bonds (1.2%)
45,000	Federal Home Loan Banks (Cost $45,038,997)	2.19-2.23	02/27/09-04/03/09	45,038,997

	Discount Note (0.7%)
25,000	Federal Home Loan Mortgage Corp. (Cost $24,968,201)	2.43	10/20/08	24,968,201

	Total U.S. Government Agencies (Cost $70,007,198)			70,007,198

	Total Investments (Cost $3,490,502,154) (d)		97.4%	3,490,502,154

	Other Assets in Excess of Liabilities		2.6	94,151,142

	Net Assets		100.0%	$3,584,653,295

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at September 30, 2008.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Active Assets Money Trust

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$3,490,502,154	—	$3,490,502,154	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008